Label	Element	Value
Allspring Ultra Short-Term Income Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2026
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Assuming you sold your shares, you would pay:
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	Assuming you held your shares, you would pay:
Allspring Ultra Short-Term Income Fund | Administrator Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.24%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.64%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.13%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.51%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	178
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	330
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 773
Allspring Ultra Short-Term Income Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.24%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.69%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.18%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.51%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 251
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	380
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	541
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,007
Allspring Ultra Short-Term Income Fund | Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.24%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.37%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.11%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.26%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 27
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	96
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	185
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 447
Allspring Ultra Short-Term Income Fund | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.24%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.44%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.18%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.26%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 228
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	419
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	752
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,692
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	128
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	419
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	752
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,692
Allspring Ultra Short-Term Income Fund | Class A2
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.24%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.59%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.18%)
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.41%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 42
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	152
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	293
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 703

[1]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[2]	The Manager has contractually committed through December 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.50% for Class A, 1.25% for Class C, 0.40% for Class A2, 0.50% for Administrator Class and 0.25% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.